Acquisitions - Lonmin - Consideration, costs (Details) $ in Millions					1 Months Ended	6 Months Ended
	Jun. 10, 2019 ZAR (R)	Apr. 25, 2019 EquityInstruments	Nov. 21, 2018	Dec. 14, 2017 EquityInstruments	Jun. 30, 2019 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Disclosure of detailed information about business combination [line items]
Acquisition related costs						$ 6.9	R 97,500,000	$ 14.7	R 209,500,000	$ 15.7	R 193,000,000
Lonmin
Disclosure of detailed information about business combination [line items]
Number of shares received per share | EquityInstruments		1		0.967
Moratorium period			6 months
Number of instruments or interests issued or issuable	290,394,531
Revenue contributed					R 1,369,000,000
Loss contributed					R 153,000,000
Consideration transferred, acquisition-date fair value	R 4,306,600,000
Acquisition related costs	R 213,500,000